Interest-bearing Loans and Borrowings - Additional Information (Detail) £ / shares in Units, £ in Thousands				12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 03, 2020 GBP (£)	Feb. 10, 2020 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) Installment shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowing interest rate				6.00%
Accreted interest on bank loan					£ 1,523	£ 782
Derecogniton of the embedded derivative				£ 41,600
Proceeds from Issuance of Convertible Notes	£ 40,500	£ 40,500
Fair value of the liability component net of transaction costs		£ 24,400
Embedded derivative loan notes outstanding				£ 33,500
Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Number of monthly installments | Installment				23
Interest rate on loans				8.50%
Accreted interest on bank loan				£ 0	20,500
Gains (Losses) on borrowings recognized in profit and loss					£ 500	£ (700)
Embedded derivative
Disclosure of detailed information about borrowings [line items]
Notes issued value				11,900
Notional amount				11,900
Derivative financial liabilities				£ 63,200
Novartis [member]
Disclosure of detailed information about borrowings [line items]
Issuance of unsecured convertible loan notes | shares				21,700,000
Borrowing interest rate			6.00%
Number of converted loans converted to ordinary shares | shares				125,061,475
Conversion price per share | £ / shares			£ 0.265
Notes issued value			£ 3,800
Notional amount			£ 3,800
Accreted interest on bank loan				£ 13,300
Equity component of the Notes				£ 1,100
Exercise price of warrants | £ / shares			£ 0.265
Number of securities called by warrants or rights | shares			1,449,614
Expiry date of warrants			Feb. 10, 2025